Income Taxes (Details) - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate [Abstract]
Net loss before provision for income taxes	$ (5,036,765)	$ (2,047,360)
PRC statutory tax rate	25.00%	25.00%
Income tax at statutory tax rate	$ (1,259,191)	$ (511,840)
Non-taxable income and non-deductible expenses	85,664	7,245
Effect of income tax rate differences in jurisdictions other than the PRC	243,619	131,137
Effect on valuation allowance	888,632	892,769
Income tax expense (benefit)	$ (41,276)	$ 519,311
Effective tax rate	0.80%	(25.40%)